Healthcare Receivables - Additional Information (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Line Items]
Healthcare receivable	$ 30,225	$ 38,745	$ 25,819
Rebate Receivables [Member]
Receivables [Line Items]
Healthcare receivable	27,600	26,600	17,500
Other Healthcare Receivables [Member]
Receivables [Line Items]
Healthcare receivable	$ 2,600	$ 12,100	$ 8,300